Schedule of Investments (unaudited) December 31, 2020	iShares® Global Clean Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 4.8%
Verbund AG	2,631,217	$224,876,859

Canada — 8.0%
Boralex Inc., Class A	3,974,901	147,389,579
Canadian Solar Inc.(a)(b)	2,149,442	110,137,408
Innergex Renewable Energy Inc.	5,612,692	120,580,361

		378,107,348

China — 7.9%
Daqo New Energy Corp., ADR(a)	2,296,941	131,752,536
Xinyi Solar Holdings Ltd.	91,470,000	238,883,587

		370,636,123

Denmark — 8.9%
Orsted A/S(c)	1,000,431	204,493,457
Vestas Wind Systems A/S	897,646	212,404,277

		416,897,734

France — 2.6%
Neoen SA(a)(b)(c)	1,607,496	123,321,594

Germany — 2.4%
Encavis AG(b)	4,330,791	113,132,346

Israel — 0.5%
Enlight Renewable Energy Ltd.(a)	10,810,551	22,558,456

New Zealand — 9.6%
Contact Energy Ltd.	32,774,120	210,252,518
Meridian Energy Ltd.	45,109,699	240,994,037

		451,246,555

Norway — 3.9%
Scatec ASA(c)	4,593,209	183,150,048

Portugal — 4.2%
EDP Renovaveis SA	7,039,578	196,382,671

South Korea — 2.0%
Doosan Fuel Cell Co. Ltd.(a)	1,871,797	92,185,528

Spain — 6.6%
Siemens Gamesa Renewable Energy SA	5,331,492	215,857,538
Solaria Energia y Medio Ambiente SA(a)	3,270,593	94,600,986

		310,458,524

Sweden — 1.7%
PowerCell Sweden AB(a)(b)	2,050,212	81,184,156

United Kingdom — 2.2%
Atlantica Sustainable Infrastructure PLC	2,700,645	102,570,497

United States — 29.7%
Enphase Energy Inc.(a)(b)	1,463,885	256,867,901

Security	Shares	Value

United States (continued)
First Solar Inc.(a)(b)	2,002,609	$198,098,082
Ormat Technologies Inc.(b)	1,896,370	171,204,284
Plug Power Inc.(a)(b)	8,561,084	290,306,359
Renewable Energy Group Inc.(a)(b)	1,031,348	73,040,065
SolarEdge Technologies Inc.(a)(b)	515,834	164,612,946
Sunnova Energy International Inc.(a)	2,282,905	103,027,503
Sunrun Inc.(a)	2,026,782	140,618,135

		1,397,775,275

Total Common Stocks — 95.0% (Cost: $2,994,776,458)		4,464,483,714

Preferred Stocks

Brazil — 4.4%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	46,621,241	134,269,174
Cia. Paranaense de Energia, Class B, Preference Shares, ADR(b)	4,987,244	71,317,589

		205,586,763

Total Preferred Stocks — 4.4% (Cost: $165,307,063)		205,586,763

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	189,179,646	189,293,154
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,840,000	3,840,000

		193,133,154

Total Short-Term Investments — 4.1% (Cost: $193,084,549)		193,133,154

Total Investments in Securities — 103.5% (Cost: $3,353,168,070)		4,863,203,631

Other Assets, Less Liabilities — (3.5)%		(164,133,313)

Net Assets — 100.0%		$4,699,070,318

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Clean Energy ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$73,134,052	$116,153,071	(a)	$—	$(51,357)	$57,388	$189,293,154	189,179,646	$687,731	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	460,000	3,380,000	(a)	—	—	—	3,840,000	3,840,000	2,119		—

					$(51,357)	$57,388	$193,133,154		$689,850		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	11	01/28/21	$1,931	$73,661
S&P 500 E-Mini Index	43	03/19/21	8,060	148,826

				$222,487

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,464,483,714	$—	$—	$4,464,483,714
Preferred Stocks	205,586,763	—	—	205,586,763
Money Market Funds	193,133,154	—	—	193,133,154

	$4,863,203,631	$—	$—	$4,863,203,631

Derivative financial instruments(a)
Assets
Futures Contracts	$222,487	$—	$—	$222,487

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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